INCOME TAXES (Details) - Domestic Tax Authority [Member] - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 10,000,000.0	$ 131,200,000
Federal income taxes	$ 0	$ 0	$ 0	$ 0